Risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [abstract]
Summary of Contractual Maturities of Financial Liabilities According to Maturity Periods

The Company's contractual maturities of its financial liabilities are detailed below according to the maturity periods. The table has been prepared on the basis of cash flow without discounting, from the first date on which the Company may be required to pay. The table includes the cash flows corresponding to the principal amount and its interest.

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2025:
Debt (excluding issuance costs)	Ps.	2,134,607	Ps.	154,825	Ps.	—	Ps.	—	Ps.	2,289,432
Accounts payable and accrued expenses		536,792		—		—		—		536,792
Suppliers		11,428,037		—		—		—		11,428,037
Bonuses payable to related parties		102,988		—		—		—		102,988
Lease liabilities		2,468,489		6,523,018		3,665,698		11,714,184		24,371,389
Total	Ps.	16,670,913	Ps.	6,677,843	Ps.	3,665,698	Ps.	11,714,184	Ps.	38,728,638

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2024:
Debt (excluding issuance costs)	Ps.	948,408	Ps.	116,696	Ps.	—	Ps.	—	Ps.	1,065,104
Accounts payable and accrued expenses		341,828		—		—		—		341,828
Suppliers		8,835,875		—		—		—		8,835,875
Bonuses payable to related parties		58,702		—		—		—		58,702
Lease liabilities		1,800,536		3,188,993		2,770,943		8,761,593		16,522,065
Total	Ps.	11,985,349	Ps.	3,305,689	Ps.	2,770,943	Ps.	8,761,593	Ps.	26,823,574

Summary of Exposure to Volatility of Exchange Rate of Its Functional Currency Against US Dollar

The Company's exposure to the volatility of the exchange rate of its functional currency against the US dollar (US$) for the Company's financial instruments is shown below (figures in this table are expressed in US$):

	December 31, 2025		December 31, 2024		December 31, 2023
Financial assets	US$	166,244,336	US$	169,241,805	US$	13,643,181
Financial liabilities		(350,426)		(120,000)		(287,343,524)
Long (short) foreign exchange monetary position	US$	165,893,910	US$	169,121,805	US$	(273,700,343)

Summary of Exchange Rates of Financial Statements for One US Dollar

The exchange rates at the date of the financial statements, for one US dollar, were as follows:

		Exchange rate as of December 31,
	2025		2024		2023
Ps./US$	Ps.	17.9667	Ps.	20.2683	Ps.	16.8935
		Average exchange rate
	2025		2024		2023
Ps./US$	Ps.	19.2245	Ps.	18.3024	Ps.	17.7338